As filed with the Securities and Exchange Commission October 27, 2015

File Nos. 333-188521 and 811-22842

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 39

AND

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 42
_____________________________________________________________________________________________
FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Alison Fuller
Stradley Ronon Stevens & Young, LLP
1250 Connecticut Avenue, N.W., Suite 500
Washington, D.C.  20006-2652

Copies to:
Zachary Tackett
Atlantic Fund Services
Three Canal Plaza
Portland, ME 04101

It is proposed that this filing will become effective:

[     ]     immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[ X ]     on November 23, 2015 pursuant to Rule 485, paragraph (b)(1)
[     ]     60 days after filing pursuant to Rule 485, paragraph (a)(1)
[     ]     on                              , pursuant to Rule 485, paragraph (a)(1)
[     ]     75 days after filing pursuant to Rule 485, paragraph (a)(2)
[     ]     on   _____________, pursuant to Rule 485, paragraph (a)(2)
[ X ]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FORUM FUNDS II

CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Part A:  The Prospectus for the Gurtin California Municipal Intermediate Value Fund and the Gurtin National Municipal Intermediate Value Fund is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on August 14, 2015, accession number 0001435109-15-000770 (“PEA No. 36”).

Part B:  The Statement of Additional Information for the Gurtin California Municipal Intermediate Value Fund and the Gurtin National Municipal Intermediate Value Fund is incorporated herein by reference to PEA No. 36.

Part C:  Incorporated herein by reference to PEA No. 36.

Signature Page

Explanatory Note

This Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until November 23, 2015, the effectiveness of the registration statement for the Gurtin California Municipal Intermediate Value Fund and the Gurtin National Municipal Intermediate Value Fund, filed in Post-Effective Amendment No. 36 on August 14, 2015, pursuant to paragraph (a) of Rule 485 of the 1933 Act.  No other series of the Registrant is affected by the filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland, and State of Maine on October 27, 2015.

Forum Funds II

/s/ Jessica Chase
Jessica Chase, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on October 27, 2015.

(a)	Principal Executive Officer

/s/ Jessica Chase
Jessica Chase
Principal Executive Officer

(b)	Principal Financial Officer

/s/ Karen Shaw
Karen Shaw
Principal Financial Officer

(c)	A majority of the Trustees
/s/ Stacey E. Hong
Stacey E. Hong, Trustee

John Y. Keffer, Trustee*
David Tucker, Trustee*
Mark Moyer, Trustee*
Jennifer Brown-Stradley, Trustee*

By:	/s/ Zachary R. Tackett
Zachary R. Tackett
As Attorney-in-fact

* Pursuant to powers of attorney previously filed.